UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to March 31, 2020

May 15, 2020
Date of Report

J.P. Morgan Chase Commercial Mortgage Securities Corp.1
(Exact name of securitizer as specified in its charter)

025-00709	0001013611
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ian W. Sterling, Executive Director & Assistant General Counsel, (212) 648-0364
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [__]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [__]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [__]

1 J.P. Morgan Chase Commercial Mortgage Securities Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period in the commercial mortgage-backed securities asset class that were securitized by it or its predecessors, including J.P. Morgan Commercial Mortgage Finance Corp. (CIK # 0001013611), Chase Commercial Mortgage Securities Corp. (CIK # 0000911023), and Bear Stearns Commercial Mortgage Securities Inc. (CIK # 0000908987).

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand				Assets That Were Repurchased or Replaced		Assets Pending Repurchase or Replacement (within cure period)				Demand in Dispute			Demand Withdrawn			Demand Rejected		Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
FRESB 2017-SB30 Mortgage Trust		Sabal TL1, LLC	58	$123,036,491	40.1%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CBRE Capital Markets, Inc.	47	$106,535,411	34.7%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Greystone Servicing Corporation, Inc.	20	$58,966,685	19.2%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		RED Mortgage Capital, LLC	7	$18,400,875	6.0%	1	$1,455,414.44	0.60%	0	0.00	0.00	0	0.00	0.00	1	$1,455,414.44	0.60%	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			132	$306,939,462	100%	1	$1,455,414.44	0.60%	0	0.00	0.00	0	0.00	0.00	1	$1,455,414.44	0.60%	0	0.00	0.00	0	0.00	0.00
FRESB 2019-SB58 Mortgage Trust		Greystone Servicing Corporation, Inc.	45	$147,696,396	23.7%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CBRE Capital Markets, Inc.	49	$125,381,046	20.1%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Arbor Agency Lending, LLC	39	$102,284,931	16.4%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Hunt Mortgage Partners, LLC	38	$83,808,115	13.5%	1	$48,294.15	0.01%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$48,294.15	0.01%
		RED Mortgage Capital, LLC	18	$40,482,525	6.5%	2	$4,397,862.68	0.73%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	2	$4,397,862.68	0.73%
		Sabal TL1, LLC	12	$40,120,061	6.4%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Pinnacle Bank	10	$23,545,082	3.8%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		The Community Preservation Corporation	10	$18,553,991	3.0%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		ReadyCap Commercial, LLC	8	$16,165,565	2.6%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Capital One Multifamily Finance, LLC	4	$12,451,000	2.0%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Basis Multifamily Capital, LLC	5	$11,984,290	1.9%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			238	$622,473,000	100%	3	$4,446,156.83	0.74%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	3	$4,446,156.83	0.74%
FRESB 2019-SB64 Mortgage Trust		Arbor Agency Lending, LLC	46	$149,085,666	33.7%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Sabal TL1, LLC	23	$61,171,073	13.8%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Hunt Mortgage Partners, LLC	23	$59,143,982	13.4%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Greystone Servicing Corporation, Inc.	22	$58,415,636	13.2%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CBRE Capital Markets, Inc.	19	$42,902,784	9.7%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		ORIX Real Estate Capital, LLC	12	$31,153,193	7.0%	2	$2,052,055.45	0.47%	3	$6,988,575.76	1.59%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	2	$2,052,055.45	0.47%
		Pinnacle Bank	7	$15,063,989	3.4%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Capital One, National Association	4	$12,807,109	2.9%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CPC Mortgage Company LLC	5	$9,915,562	2.2%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		ReadyCap Commercial, LLC	2	$2,964,832	0.7%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			163	$442,623,826	100%	2	$2,052,055.45	0.47%	3	$6,988,575.76	1.59%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	2	$2,052,055.45	0.47%
Total by Asset Class			533	$1,372,036,288	100%	6	$7,953,626.72		3	$6,988,575.76		0	0.00		1	$1,455,414.44		0	0.00		5	$6,498,212.28

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to Provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.  In addition, the information in this Form ABS-15G does not include any previously-reported repurchase request or demand for which there has been no change in reporting status during this reporting period from the status previously reported.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 15, 2020	J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.
(Securitizer)

	By:	/s/ Kunal K. Singh
Name: Kunal K. Singh
Title: President and Chief Executive Officer